As filed with the Securities and Exchange Commission on August 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22282

Cook & Bynum Funds Trust
(Exact name of registrant as specified in charter)

820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Address of principal executive offices)

Mr. J. Dowe Bynum
820 Shades Creek Parkway, Suite 2450
Birmingham, AL 35209
(Name and address of agent for service)

205-994-2815
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

The Cook & Bynum Fund
Schedule of Investments
June 30, 2013 (Unaudited)

Description	Shares	Value
DOMESTIC COMMON STOCKS (45.6%)
Diversified Companies (4.8%)
Berkshire Hathaway, Inc. - Class B (1)	49,000	$5,484,080
General Merchandise Stores (11.9%)
Wal-Mart Stores, Inc.	183,970	13,703,925
Household/Cosmetic Products Manufacturing (3.7%)
Procter & Gamble Co.	55,600	4,280,644
Soft Drink Manufacturing (9.4%)
Coca-Cola Co.	272,050	10,911,926
Software Publishers (15.8%)
Microsoft Corp.	528,200	18,238,746
TOTAL COMMON STOCKS
(Cost $40,329,472)		$52,619,321

FOREIGN COMMON STOCKS (9.8%)
Soft Drink Bottling and Distribution (6.2%)
Arca Continental SAB de CV	931,516	$7,140,153
Supermarkets and Other Grocery Stores (3.6%)
Tesco PLC	831,500	4,191,140
TOTAL COMMON STOCKS
(Cost $6,055,533)		$11,331,293

PREFERRED STOCKS (0.0%) (2)
Retail (0.0%) (2)
Orchard Supply Hardware Stores Corp., Series A (1)	1,170	$164
TOTAL PREFERRED STOCKS
(Cost $2,274)		$164

	Principal
Description	Amount	Value
SHORT-TERM INVESTMENTS (42.7%)
U.S. TREASURY BILLS (42.7%)
0.008%, 07/25/2013	$49,364,981	$49,364,288
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,364,288)		$49,364,288

TOTAL INVESTMENTS (98.1%)
(Cost $95,751,567)		$113,315,066
TOTAL CASH INCLUDING FOREIGN CURRENCY (0.7%)		860,714
TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)		1,332,674
NET ASSETS (100.0%)		$115,508,454

(1) Non-income producing security.
(2) Amount represents less than 0.005% of net assets

Common Abbreviations:
PLC - Public Limited Company
SAB de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Capital Company

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

	The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

	Cost of investments	$95,751,567
	Gross unrealized appreciation	17,694,327
	Gross unrealized depreciation	(130,828)
	Net unrealized appreciation	$17,563,499

	*Because tax adjustments are calculated annually, the table above does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Valuation Measurements

Fair Value Measurements:  In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2013:
Investments in Securities at Value(1)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$52,619,321	$-	$-	$52,619,321
Foreign Common Stocks	11,331,293	-	-	11,331,293
Preferred Stocks	164	-	-	164
Short Term Investments	-	49,364,288	-	49,364,288
Total Investments in Securities	$63,950,778	$49,364,288	$-	$113,315,066

(1) Please refer to the portfolio of investments to view securities by industry type.

During the period ended June 30, 2013, there were no transfers between Level 1 and 2 securities. The Fund evaluates transfers into or out of Level 1 and Level 2 as of the end of the reporting period. All securities of the Fund were valued using Level 1 and Level 2 inputs. The Fund did not invest in any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cook & Bynum Funds Trust

By (Signature and Title)  /s/ Richard P. Cook
                                            Richard P. Cook, President (Principal Executive Officer)

Date    July 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Richard P. Cook
                                            Richard P. Cook, President (Principal Executive Officer)

Date   July 31, 2013

By (Signature and Title)* /s/ Jason Hadler
                                            Jason Hadler, Treasurer (Principal Financial Officer)

Date  July 31, 2013

* Print the name and title of each signing officer under his or her signature.